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                            ARIEL INVESTMENT TRUST
                        CERTIFICATION PURSUANT TO RULE 497(j)


The undersigned on behalf of Ariel Investment Trust (the "Registrant") hereby certifies that the form of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  July 1, 2005

Ariel Investment Trust

By: /s/ Sheldon R. Stein
Sheldon R. Stein, General Counsel